DISPOSAL OF A SUBSIDIARY (Tables)	12 Months Ended
Mar. 31, 2026
Disposal Of Subsidiary
Schedule of Disposal Subsidiary
2026
HK$’000

Analysis of assets and liabilities over which control was lost:
Deposits and other receivables	99
Amount due from a director	237
Tax payables	(7,816)
Trade payables	(1,300)
Other payables and accruals	(899)
Loan from a former related company	(150)
Net liabilities disposed	(9,829)

Loss on disposal of a subsidiary:
Consideration received	-
Net liabilities disposed	(9,829)
Loss on disposal of a subsidiary	(9,829)

Net cash inflow arising on disposal:
Consideration received	-